OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses	$ 650	$ 501
Government authorities	542	321
Accrued interest	28	1,616
Other	61	160
Total	$ 1,281	$ 2,598